Other liabilities, Provisions and Contingencies (Details) € in Thousands, item in Millions		1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020 EUR (€) item	Jul. 31, 2024 EUR (€)	May 31, 2024	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of Other liabilities [Line Items]
Decrease in other liabilities and provisions				€ 8,747
Costs related to the restructuring						€ 1,259
Number of dosage vaccine agreed for purchase by member states | item	225
Maximum number of additional dosage vaccine available for purchase by member state if option exercised | item	180
Upfront payment received	€ 450,000			€ 450,000
Threshold days available to comment on provisional audit report				30 days
Maximum additional period taken for final report delivery post comment by European commission				60 days
Legal proceedings provision
Disclosure of Other liabilities [Line Items]
Percentage of arbitration tribunal awarded		30.00%	65.00%
Increase in existing provisions, other provisions		€ 2,091
Percentage of arbitration tribunal awarded rejected part			35.00%
Cost of sales					€ 17,098